Share-based compensation - Summary of Assumptions Used to determine the Fair Value of Stock Optionsd (Detail)	12 Months Ended
Dec. 31, 2021 ¥ / USD $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	0.00%
Expected term	10 years
Exercise multiple | ¥ / USD	2.80
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.85%
Expected volatility	142.01%
Fair value of ordinary share	$ 17.51
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate of return	1.25%
Expected volatility	136.91%
Fair value of ordinary share	$ 3.78